Financial Information Related to Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2010
Financial Information Related to Guarantor Subsidiaries [Abstract]
Financial Information Related to Guarantor Subsidiaries
(23)	Financial Information Related to Guarantor Subsidiaries
In April 2011, SESI, L.L.C. (Issuer), a wholly-owned subsidiary of Superior Energy Services, Inc. (Parent), issued $500 million of 6 3/8% unsecured senior notes due 2019. The Parent, along with substantially all of its domestic subsidiaries, fully and unconditionally guaranteed the senior notes, and such guarantees are joint and several. All of the guarantor subsidiaries are wholly-owned subsidiaries of the Issuer. Domestic income taxes are paid by the Parent through a consolidated tax return and are accounted for by the Parent. The following tables present the consolidating balance sheets as of December 31, 2010 and 2009 and the consolidating statements of operations and cash flows for the years ended December 31, 2010, 2009 and 2008.
SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES
Consolidating Balance Sheets
December 31, 2010
(in thousands)

			Guarantor	Non-Guarantor
	Parent	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$5,493	$45,234	$—	$50,727
Accounts receivable, net	—	415	382,935	99,010	(29,910)	452,450
Income taxes receivable	—	—	—	2,024	(2,024)	—
Prepaid expenses	18	4,128	8,948	12,734	—	25,828
Inventory and other current assets	—	1,678	222,822	10,547	—	235,047
Intercompany interest receivable	—	15,883	—	—	(15,883)	—

Total current assets	18	22,104	620,198	169,549	(47,817)	764,052

Property, plant and equipment, net	—	3,189	957,561	352,400	—	1,313,150
Goodwill	—	—	447,467	140,533	—	588,000
Notes receivable	—	—	69,026	—	—	69,026
Intercompany notes receivable	—	456,280	—	—	(456,280)	—
Investments in subsidiaries	124,271	602,461	4,347	4,347	(735,426)	—
Equity-method investments	—	43,947	—	15,375	—	59,322
Intangible and other long-term assets, net	—	22,455	61,722	29,806	—	113,983

Total assets	$124,289	$1,150,436	$2,160,321	$712,010	$(1,239,523)	$2,907,533

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$6,654	$71,790	$64,636	$(32,804)	$110,276
Accrued expenses	153	42,821	91,451	27,619	—	162,044
Income taxes payable	4,499	—	—	—	(2,024)	2,475
Deferred income taxes	29,353	—	—	—	—	29,353
Current portion of decommissioning liabilities	—	—	16,929	—	—	16,929
Current maturities of long-term debt	—	184,000	—	810	—	184,810
Intercompany interest payable	—	—	—	15,883	(15,883)	—

Total current liabilities	34,005	233,475	180,170	108,948	(50,711)	505,887

Deferred income taxes	211,173	—	—	12,763	—	223,936
Decommissioning liabilities	—	—	100,787	—	—	100,787
Long-term debt, net	—	669,089	—	12,546	—	681,635
Intercompany notes payable	—	—	—	456,280	(456,280)	—
Intercompany payables/(receivables)	(100,882)	760,164	(1,407)	(125,246)	(532,629)	—
Other long-term liabilities	8,260	37,537	19,427	49,513	—	114,737

Stockholders’ equity:
Preferred stock of $.01 par value	—	—	4,347	4,347	(8,694)	—
Common stock of $.001 par value	79	—	—	176	(176)	79
Additional paid in capital	415,278	124,271	—	66,762	(191,033)	415,278
Accumulated other comprehensive loss, net	—	—	—	(25,700)	—	(25,700)
Retained earnings (accumulated deficit)	(443,624)	(674,100)	1,856,997	151,621	—	890,894

Total stockholders’ equity (deficit)	(28,267)	(549,829)	1,861,344	197,206	(199,903)	1,280,551

Total liabilities and stockholders’ equity	$124,289	$1,150,436	$2,160,321	$712,010	$(1,239,523)	$2,907,533

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES
Consolidating Balance Sheets
December 31, 2009
(in thousands)

			Guarantor	Non-Guarantor
	Parent	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$171,903	$4,871	$29,731	$—	$206,505
Accounts receivable, net	—	690	311,460	60,268	(35,267)	337,151
Income taxes receivable	13,175	—	—	—	(501)	12,674
Prepaid expenses	36	2,606	11,588	5,979	—	20,209
Inventory and other current assets	—	1,842	280,729	4,453	—	287,024

Total current assets	13,211	177,041	608,648	100,431	(35,768)	863,563

Property, plant and equipment, net	—	3,703	904,579	150,694	—	1,058,976
Goodwill	—	—	445,548	36,932	—	482,480
Investments in subsidiaries	124,271	621,785	4,347	4,347	(754,750)	—
Equity-method investments	—	52,952	—	7,725	—	60,677
Intangible and other long-term assets, net	—	22,850	21,254	6,865	—	50,969

Total assets	$137,482	$878,331	$1,984,376	$306,994	$(790,518)	$2,516,665

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$1,561	$53,506	$43,666	$(35,267)	$63,466
Accrued expenses	115	35,066	84,367	14,054	—	133,602
Income taxes payable	—	—	—	501	(501)	—
Deferred income taxes	30,447	—	—	54	—	30,501
Current maturities of long-term debt	—	—	—	810	—	810

Total current liabilities	30,562	36,627	137,873	59,085	(35,768)	228,379

Deferred income taxes	201,766	—	—	7,287	—	209,053
Long-term debt, net	—	835,309	—	13,356	—	848,665
Intercompany payables/(receivables)	(88,183)	384,357	236,680	4,122	(536,976)	—
Other long-term liabilities	11,013	36,411	5,000	99	—	52,523

Stockholders’ equity:
Preferred stock of $.01 par value	—	—	4,347	4,347	(8,694)	—
Common stock of $.001 par value	79	—	—	176	(176)	79
Additional paid in capital	387,885	124,271	—	84,633	(208,904)	387,885
Accumulated other comprehensive loss, net	—	—	—	(18,996)	—	(18,996)
Retained earnings (accumulated deficit)	(405,640)	(538,644)	1,600,476	152,885	—	809,077

Total stockholders’ equity (deficit)	(17,676)	(414,373)	1,604,823	223,045	(217,774)	1,178,045

Total liabilities and stockholders’ equity	$137,482	$878,331	$1,984,376	$306,994	$(790,518)	$2,516,665

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES
Consolidating Statements of Operations
Year Ended December 31, 2010
(in thousands)

			Guarantor	Non-Guarantor
	Parent	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$1,414,519	$339,233	$(72,136)	$1,681,616

Cost of services (exclusive of items shown separately below)	—	—	759,447	231,082	(71,816)	918,713
Depreciation, depletion, amortization and accretion	—	515	181,216	39,104	—	220,835
General and administrative expenses	322	99,068	190,665	53,146	(320)	342,881
Reduction in value of assets	—	—	32,004	—	—	32,004
Gain on sale of business	—	—	1,083	—	—	1,083

Income (loss) from operations	(322)	(99,583)	252,270	15,901	—	168,266

Other income (expense):
Interest expense, net	—	(53,716)	(216)	(3,445)	—	(57,377)
Interest income		150	4,467	526	—	5,143
Intercompany interest income (expense)	—	15,883	—	(15,883)	—	—
Other income (expense)		825	—	—	—	825
Earnings (losses) from equity-method investments, net	—	985	—	7,260	—	8,245

Income (loss) before income taxes	(322)	(135,456)	256,521	4,359	—	125,102

Income taxes	37,662	—	—	5,623	—	43,285

Net income (loss)	$(37,984)	$(135,456)	$256,521	$(1,264)	$—	$81,817

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES
Consolidating Statements of Operations
Year Ended December 31, 2009
(in thousands)

			Guarantor	Non-Guarantor
	Parent	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$1,307,542	$186,807	$(45,049)	$1,449,300

Cost of services (exclusive of items shown separately below)	—	—	763,029	106,054	(45,049)	824,034
Depreciation, depletion, amortization and accretion	—	476	184,084	22,554	—	207,114
General and administrative expenses	(184)	61,035	168,459	29,783	—	259,093
Reduction in value of assets	—	—	212,527	—	—	212,527
Gain on sale of business	—	—	2,084	—	—	2,084

Income (loss) from operations	184	(61,511)	(18,473)	28,416	—	(51,384)

Other income (expense):
Interest expense, net	—	(48,894)	(68)	(1,944)	—	(50,906)
Interest income		87	670	169	—	926
Other income (expense)		571	—	—	—	571
Earnings (losses) from equity-method investments, net	—	(21,631)	—	(969)	—	(22,600)
Reduction in value of equity-method investments	—	(36,486)	—	—	—	(36,486)

Income (loss) before income taxes	184	(167,864)	(17,871)	25,672	—	(159,879)

Income taxes	(65,805)	—	—	8,249	—	(57,556)

Net income (loss)	$65,989	$(167,864)	$(17,871)	$17,423	$—	$(102,323)

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES
Consolidating Statements of Operations
Year Ended December 31, 2008
(in thousands)

			Guarantor	Non-Guarantor
	Parent	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$1,701,738	$220,983	$(41,597)	$1,881,124

Cost of services (exclusive of items shown separately below)	—	—	817,576	122,207	(41,489)	898,294
Depreciation, depletion, amortization and accretion	—	548	155,740	19,212	—	175,500
General and administrative expenses	764	80,850	176,785	24,293	(108)	282,584
Gain on sale of business	—	40,946	—	—	—	40,946

Income (loss) from operations	(764)	(40,452)	551,637	55,271	—	565,692

Other income (expense):
Interest expense, net	—	(44,797)	(712)	(1,175)	—	(46,684)
Interest income		1,993	416	566	—	2,975
Other income (expense)		(3,977)	—	—	—	(3,977)
Earnings (losses) from equity-method investments, net	—	24,373	—	—	—	24,373

Income (loss) before income taxes	(764)	(62,860)	551,341	54,662	—	542,379

Income taxes	171,899	—	—	19,005	—	190,904

Net income (loss)	$(172,663)	$(62,860)	$551,341	$35,657	$—	$351,475

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2010
(in thousands)

			Guarantor	Non-Guarantor
	Parent	Issuer	Subsidiaries	Subsidiaries	Consolidated
Cash flows from operating activities:
Net income (loss)	$(37,984)	$(135,456)	$256,521	$(1,264)	$81,817
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	—	515	181,216	39,104	220,835
Deferred income taxes	10,090	—	—	(2,374)	7,716
Reduction in value of assets	—	—	32,004	—	32,004
Stock-based and performance share unit compensation expense, net	—	27,207	—	—	27,207
Retirement and deferred compensation plans expense, net	—	4,825	—	—	4,825
(Earnings) losses from equity-method investments, net of cash received	—	9,005	—	(6,100)	2,905
Amortization of debt acquisition costs and note discount	—	23,954	—	—	23,954
Gain on sale of businesses	—	—	(1,083)	—	(1,083)
Other reconciling items, net	—	(161)	(4,547)	—	(4,708)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Receivables	—	275	(76,669)	(13,406)	(89,800)
Inventory and other current assets	—	163	89,302	(3,778)	85,687
Accounts payable	—	2,001	18,928	(626)	20,303
Accrued expenses	38	5,800	1,735	7,181	14,754
Decommissioning liabilities	—	—	(1,759)	—	(1,759)
Income taxes	13,536	—	—	(3,026)	10,510
Other, net	(1,417)	(3,143)	21,280	4,086	20,806

Net cash provided by (used in) operating activities	(15,737)	(65,015)	516,928	19,797	455,973

Cash flows from investing activities:
Payments for capital expenditures	—	—	(218,726)	(104,518)	(323,244)
Acquisitions of businesses, net of cash acquired	—	—	(56,560)	(219,517)	(276,077)
Cash proceeds from sale of businesses, net of cash sold	—	—	5,250	—	5,250
Other	—	2,387	(11,537)	(252)	(9,402)
Intercompany receivables/payables	12,359	(102,093)	(234,733)	324,467	—

Net cash provided by (used in) investing activities	12,359	(99,706)	(516,306)	180	(603,473)

Cash flows from financing activities:
Net borrowings from revolving line of credit	—	(2,000)	—	—	(2,000)
Principal payments on long-term debt	—	—	—	(810)	(810)
Payment of debt acquisition costs	—	(5,182)	—	—	(5,182)
Proceeds from exercise of stock options	927	—	—	—	927
Tax benefit from exercise of stock options	560	—	—	—	560
Proceeds from issuance of stock through employee benefit plans	1,891	—	—	—	1,891
Other	—	—	—	(3,443)	(3,443)

Net cash provided by (used in) financing activities	3,378	(7,182)	—	(4,253)	(8,057)

Effect of exchange rate changes on cash	—	—	—	(221)	(221)

Net increase (decrease) in cash and cash equivalents	—	(171,903)	622	15,503	(155,778)

Cash and cash equivalents at beginning of period	—	171,903	4,871	29,731	206,505

Cash and cash equivalents at end of period	$—	$—	$5,493	$45,234	$50,727

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2009
(in thousands)

			Guarantor	Non-Guarantor
	Parent	Issuer	Subsidiaries	Subsidiaries	Consolidated
Cash flows from operating activities:
Net income (loss)	$65,989	$(167,864)	$(17,871)	$17,423	$(102,323)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	—	476	184,084	22,554	207,114
Deferred income taxes	(73,297)	—	—	(1,577)	(74,874)
Reduction in value of assets	—	—	212,527	—	212,527
Reduction in value of equity-method investments	—	36,486	—	—	36,486
Stock-based and performance share unit compensation expense, net	—	11,785	—	—	11,785
Retirement and deferred compensation plans expense, net	—	1,550	—	—	1,550
(Earnings) losses from equity-method investments, net of cash received	—	27,637	—	969	28,606
Amortization of debt acquisition costs and note discount	—	21,744	—	—	21,744
Gain on sale of businesses	—	—	(2,084)	—	(2,084)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Receivables	—	(156)	19,940	5,825	25,609
Inventory and other current assets	—	(211)	(48,786)	(2,323)	(51,320)
Accounts payable	—	609	(27,786)	2,540	(24,637)
Accrued expenses	(469)	(13,381)	(27,381)	(33)	(41,264)
Income taxes	4,270	—	—	(6,571)	(2,301)
Other, net	1,970	6,925	17,493	3,097	29,485

Net cash provided by (used in) operating activities	(1,537)	(74,400)	310,136	41,904	276,103

Cash flows from investing activities:
Payments for capital expenditures	—	—	(240,907)	(45,370)	(286,277)
Acquisitions of businesses, net of cash acquired	—	—	(1,247)	—	(1,247)
Cash proceeds from sale of businesses, net of cash sold	—	—	7,716	—	7,716
Cash contributed to equity-method investment	—	—	—	(8,694)	(8,694)
Other	—	(3,769)	(282)	282	(3,769)
Intercompany receivables/payables	(966)	64,509	(76,402)	12,859	—

Net cash provided by (used in) investing activities	(966)	60,740	(311,122)	(40,923)	(292,271)

Cash flows from financing activities:
Net borrowings from revolving line of credit	—	177,000	—	—	177,000
Principal payments on long-term debt	—	—	—	(810)	(810)
Payment of debt acquisition costs	—	(2,308)	—	—	(2,308)
Proceeds from exercise of stock options	375	—	—	—	375
Tax benefit from exercise of stock options	170	—	—	—	170
Proceeds from issuance of stock through employee benefit plans	1,958	—	—	—	1,958
Purchase and retirement of stock	—	—	—	—	—
Other	—	—	—	—	—

Net cash provided by (used in) financing activities	2,503	174,692	—	(810)	176,385

Effect of exchange rate changes on cash	—	—	—	1,435	1,435

Net increase (decrease) in cash and cash equivalents	—	161,032	(986)	1,606	161,652

Cash and cash equivalents at beginning of period	—	10,871	5,857	28,125	44,853

Cash and cash equivalents at end of period	$—	$171,903	$4,871	$29,731	$206,505

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2008
(in thousands)

			Guarantor	Non-Guarantor
	Parent	Issuer	Subsidiaries	Subsidiaries	Consolidated
Cash flows from operating activities:
Net income (loss)	$(172,663)	$(62,860)	$551,341	$35,657	$351,475
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	—	548	155,740	19,212	175,500
Deferred income taxes	96,906	—	—	1,187	98,093
Stock-based and performance share unit compensation expense, net	—	12,182	—	—	12,182
Retirement and deferred compensation plans expense, net	—	15,255	—	—	15,255
(Earnings) losses from equity-method investments, net of cash received	—	(7,102)	—	—	(7,102)
Amortization of debt acquisition costs and note discount	—	19,963	—	—	19,963
Gain on sale of businesses	—	(40,946)	—	—	(40,946)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Receivables	—	108	(55,832)	(21,841)	(77,565)
Inventory and other current assets	—	(333)	(185,289)	1,020	(184,602)
Accounts payable	—	(64)	2,729	17,587	20,252
Accrued expenses	26	12,722	(20,814)	2,149	(5,917)
Decommissioning liabilities	—	—	(6,160)	—	(6,160)
Income taxes	13,909	—	—	(1,475)	12,434
Other, net	(3,017)	3,488	23,750	(4,724)	19,497

Net cash provided by (used in) operating activities	(64,839)	(47,039)	465,465	48,772	402,359

Cash flows from investing activities:
Payments for capital expenditures	—	—	(415,807)	(38,054)	(453,861)
Acquisitions of businesses, net of cash acquired	—	—	(4,307)	(4,103)	(8,410)
Cash proceeds from sale of businesses, net of cash sold	—	155,312	—	—	155,312
Other	—	(3,578)	—	—	(3,578)
Intercompany receivables/payables	157,380	(106,149)	(52,303)	1,072	—

Net cash provided by (used in) investing activities	157,380	45,585	(472,417)	(41,085)	(310,537)

Cash flows from financing activities:
Net borrowings from revolving line of credit	—	—	—	—	—
Principal payments on long-term debt	—	—	—	(810)	(810)
Payment of debt acquisition costs	—	—	—	—	—
Proceeds from exercise of stock options	4,274	—	—	—	4,274
Tax benefit from exercise of stock options	5,411	—	—	—	5,411
Proceeds from issuance of stock through employee benefit plans	1,558	—	—	—	1,558
Purchase and retirement of stock	(103,784)	—	—	—	(103,784)
Other	—	—	—	—	—

Net cash provided by (used in) financing activities	(92,541)	—	—	(810)	(93,351)

Effect of exchange rate changes on cash	—	—	—	(5,267)	(5,267)

Net increase (decrease) in cash and cash equivalents	—	(1,454)	(6,952)	1,610	(6,796)

Cash and cash equivalents at beginning of period	—	12,325	12,809	26,515	51,649

Cash and cash equivalents at end of period	$—	$10,871	$5,857	$28,125	$44,853